Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Emerging Markets USD Bond ETF
(the “Fund”)
Supplement dated June 8, 2023 to the
Prospectus dated December 29, 2022, as supplemented to date
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.45%
Distribution and Service (12b‑1) Fee	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%
[1]
The Investment Adviser has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs Access Emerging Markets USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Emerging Markets USD Bond ETF
(the “Fund”)
Supplement dated June 8, 2023 to the
Prospectus dated December 29, 2022, as supplemented to date
The following replaces the table and accompanying footnotes under “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.45%
Distribution and Service (12b‑1) Fee	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%
[1]
The Investment Adviser has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 17, 2025
Goldman Sachs Access Emerging Markets USD Bond ETF | Goldman Sachs Access Emerging Markets USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b‑1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.39%

[1]	The Investment Adviser has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.